Basis for consolidation (Details Narrative) - BRL (R$)	Sep. 30, 2024	Jun. 27, 2024
Notes and other explanatory information [abstract]
Share capital of return amount	R$ 8,540,942,366
Share capital of return shares	439,224,359
Joint venture contributed amount		R$ 2,044,000,000